Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	$ 4,200
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	232,238
Installation serviced charged by Shenzhen Yeller Investment & Development Co., Ltd	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	$ 285,561